Related Party Relationships and Transactions - Additional Information (Detail)	12 Months Ended
Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Holding percentage	100.00%
Receipt of Certain Regulatory Approvals and Confirmations [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest	16.60%
Drivestream Inc [member]
Disclosure of transactions between related parties [line items]
Ownership interest	43.70%
Denim Group Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest	33.00%
Denim Group LLC [member]
Disclosure of transactions between related parties [line items]
Ownership interest	33.30%
Wipro Arabia Co. Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest	66.67%
Wipro Doha LLC [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest by local shareholder	51.00%
Women's Business Park Technologies Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest	55.00%
Encore Theme Technologies Private Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest	83.40%